Financial instruments per category (Details) - Financial assets at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current debt instruments at amortized cost
Total current asset instruments at amortized cost	$ 55,097	$ 46,155
Non-current debt instruments at amortized cost
Total non-current asset instruments at amortized cost	571	422
Total financial assets	55,668	46,577
Trade receivables
Current debt instruments at amortized cost
Total current asset instruments at amortized cost	52,743	42,061
Other receivables
Current debt instruments at amortized cost
Total current asset instruments at amortized cost	2,354	4,094
Other long-term receivables
Non-current debt instruments at amortized cost
Total non-current asset instruments at amortized cost	$ 571	$ 422